UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06403

Morgan Stanley Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (97.5%)
Argentina (0.5%)
Oil, Gas & Consumable Fuels
YPF SA ADR	36,609	$1,354

Austria (2.2%)
Banks
Erste Group Bank AG	117,569	2,693
Raiffeisen Bank International AG	30,955	673
		3,366
Insurance
Vienna Insurance Group AG Wiener Versicherung Gruppe	48,003	2,168
		5,534
Brazil (8.3%)
Banks
Banco Bradesco SA (Preference)	220,263	3,135
Itau Unibanco Holding SA (Preference)	232,944	3,223
		6,358
Food & Staples Retailing
Raia Drogasil SA	120,809	1,033

Food Products
BRF SA	231,432	5,507

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA	176,036	1,241
Petroleo Brasileiro SA (Preference)	406,937	3,007
Petroleo Brasileiro SA ADR	55,300	785
Ultrapar Participacoes SA	62,260	1,318
		6,351
Transportation Infrastructure
CCR SA	207,000	1,419
		20,668
Chile (0.6%)
Multi-line Retail
SACI Falabella	181,969	1,371

China (13.4%)
Automobiles
Chongqing Changan Automobile Co., Ltd. B Shares	194,000	417

Banks
Bank of China Ltd. H Shares (a)	12,196,000	5,466
China Construction Bank Corp. H Shares (a)	4,248,810	2,977
		8,443
Beverages
Tsingtao Brewery Co., Ltd. H Shares (a)	144,000	1,026

Diversified Consumer Services
TAL Education Group ADR (b)(c)	24,218	846

Energy Equipment & Services
China Oilfield Services Ltd. H Shares (a)	958,000	2,529

Food Products
China Mengniu Dairy Co., Ltd. (a)	370,000	1,525
Uni-President China Holdings Ltd. (a)(c)	993,000	992
		2,517
Health Care Providers & Services
Phoenix Healthcare Group Co., Ltd. (a)	73,500	117

Independent Power Producers & Energy Traders
Huadian Power International Corp. Ltd. H Shares (a)(c)	862,000	607

Industrial Conglomerates
Beijing Enterprises Holdings Ltd. (a)	106,500	913

Insurance
China Life Insurance Co., Ltd. H Shares (a)	387,000	1,074
Ping An Insurance Group Co of China Ltd. H Shares (a)(c)	182,500	1,370
		2,444
Internet & Catalog Retail
JD.com, Inc. ADR (b)(c)	28,390	733

Internet Software & Services
Qihoo 360 Technology Co., Ltd. ADR (b)(c)	7,552	509
Tencent Holdings Ltd. (a)	408,000	6,069
		6,578
Pharmaceuticals
CSPC Pharmaceutical Group Ltd. (a)	662,000	548
Sihuan Pharmaceutical Holdings Group Ltd. (a)	1,574,000	1,180
		1,728
Real Estate Management & Development
China Overseas Land & Investment Ltd. (a)	396,000	1,019

Wireless Telecommunication Services
China Mobile Ltd. (a)	308,000	3,560
		33,477
Colombia (2.8%)
Banks
Bancolombia SA (Preference)	76,618	1,084
Bancolombia SA ADR	4,047	230
Grupo Aval Acciones y Valores ADR (b)(c)	132,164	1,791
		3,105
Construction Materials
Cementos Argos SA	136,709	729
Cemex Latam Holdings SA (b)	154,928	1,377
		2,106

Diversified Financial Services
Grupo de Inversiones Suramericana SA	45,700	917
Grupo de Inversiones Suramericana SA (Preference)	48,500	970
		1,887
		7,098
Czech Republic (1.0%)
Banks
Komercni Banka AS	10,898	2,593

Hong Kong (1.2%)
Textiles, Apparel & Luxury Goods
Samsonite International SA	924,000	2,975

India (9.0%)
Automobiles
Hero MotoCorp Ltd.	37,589	1,728

Banks
HDFC Bank Ltd.	162,436	2,427
ICICI Bank Ltd.	99,823	2,317
IndusInd Bank Ltd.	181,333	1,852
		6,596
Construction Materials
Shree Cement Ltd.	11,063	1,505

Information Technology Services
Tata Consultancy Services Ltd.	50,660	2,245

Machinery
Ashok Leyland Ltd. (b)	2,761,782	1,840

Media
Zee Entertainment Enterprises Ltd.	20,022	102

Oil, Gas & Consumable Fuels
Bharat Petroleum Corp. Ltd.	155,236	1,647
Oil & Natural Gas Corp. Ltd.	349,880	2,315
		3,962
Pharmaceuticals
Glenmark Pharmaceuticals Ltd.	126,475	1,478

Tobacco
ITC Ltd.	318,024	1,906

Wireless Telecommunication Services
Idea Cellular Ltd.	394,408	1,061
		22,423

Indonesia (1.2%)
Diversified Telecommunication Services
XL Axiata Tbk PT	497,400	253

Multi-line Retail
Matahari Department Store Tbk PT	1,131,000	1,506

Pharmaceuticals
Kalbe Farma Tbk PT	8,989,200	1,254
		3,013
Korea, Republic of (14.3%)
Air Freight & Logistics
Hyundai Glovis Co., Ltd.	4,971	1,517

Airlines
Korean Air Lines Co., Ltd. (b)	11,696	399

Automobiles
Hyundai Motor Co.	10,068	1,817
Kia Motors Corp.	14,047	715
		2,532
Banks
Hana Financial Group, Inc.	52,678	1,922
KB Financial Group, Inc.	37,604	1,374
Shinhan Financial Group Co., Ltd.	50,828	2,341
		5,637
Construction & Engineering
Hyundai Engineering & Construction Co., Ltd.	29,456	1,683

Food Products
Orion Corp. (c)	1,060	879

Hotels, Restaurants & Leisure
Hotel Shilla Co., Ltd.	14,424	1,633
Paradise Co., Ltd.	32,700	1,071
		2,704
Household Durables
Coway Co., Ltd.	25,223	2,015

Insurance
Samsung Life Insurance Co., Ltd.	12,671	1,273

Internet Software & Services
NAVER Corp.	3,271	2,501

Machinery
Hyundai Mipo Dockyard Co., Ltd.	3,770	443

Multi-line Retail
Hyundai Department Store Co., Ltd.	4,819	733

Personal Products
Cosmax, Inc. (b)	8,489	1,046

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	3,998	4,486
Samsung Electronics Co., Ltd. (Preference)	595	506
Seoul Semiconductor Co., Ltd.	45,084	1,023

SK Hynix, Inc. (b)	74,304	3,292
		9,307
Software
NCSoft Corp.	7,357	938
Nexon Co., Ltd.	72,500	598
		1,536
Wireless Telecommunication Services
SK Telecom Co., Ltd.	5,597	1,538
		35,743
Laos (0.2%)
Specialty Retail
Kolao Holdings (c)	32,578	519

Malaysia (2.4%)
Banks
CIMB Group Holdings Bhd	859,684	1,842

Construction & Engineering
IJM Corp., Bhd	6,100	12

Energy Equipment & Services
SapuraKencana Petroleum Bhd	1,378,800	1,732

Health Care Providers & Services
IHH Healthcare Bhd	709,400	1,099

Media
Astro Malaysia Holdings Bhd	1,181,500	1,206
		5,891
Mexico (7.9%)
Banks
Grupo Financiero Banorte SAB de CV Series O	359,411	2,302
Grupo Financiero Inbursa SAB de CV Series O	429,111	1,227
Grupo Financiero Santander Mexico SAB de CV ADR (c)	95,154	1,287
		4,816
Beverages
Fomento Economico Mexicano SAB de CV ADR	27,778	2,557

Construction Materials
Cemex SAB de CV ADR (b)	304,442	3,970

Consumer Finance
First Cash Financial Services, Inc. (b)(c)	14,286	800

Industrial Conglomerates
Alfa SAB de CV	1,104,665	3,800

Wireless Telecommunication Services
America Movil SAB de CV, Class L ADR	153,413	3,866
		19,809

Pakistan (0.7%)
Banks
United Bank Ltd.	974,500	1,795

Panama (0.4%)
Airlines
Copa Holdings SA, Class A (c)	9,063	972

Peru (1.2%)
Banks
Credicorp Ltd.	19,332	2,965

Philippines (3.7%)
Banks
BDO Unibank, Inc.	631,250	1,379
Metropolitan Bank & Trust	796,830	1,541
		2,920
Beverages
LT Group, Inc.	2,227,400	776

Diversified Financial Services
Metro Pacific Investments Corp.	15,210,100	1,661

Industrial Conglomerates
DMCI Holdings, Inc.	577,460	1,016
SM Investments Corp.	108,872	1,949
		2,965
Transportation Infrastructure
International Container Terminal Services, Inc.	409,980	1,009
		9,331
Poland (4.0%)
Banks
Bank Pekao SA	46,079	2,703
Bank Zachodni WBK SA	19,596	2,338
		5,041
Diversified Telecommunication Services
Orange Polska SA	488,822	1,720

Food & Staples Retailing
Jeronimo Martins SGPS SA	182,557	2,010

Road & Rail
PKP Cargo SA	51,630	1,239
		10,010
Qatar (0.5%)
Diversified Telecommunication Services
Ooredoo QSC	32,380	1,178

Russia (1.7%)
Internet Software & Services
Mail.ru Group Ltd. GDR (b)	29,780	837

Yandex N.V., Class A (b)	40,050	1,113
		1,950
Oil, Gas & Consumable Fuels
NovaTek OAO (Registered GDR)	18,400	1,917

Wireless Telecommunication Services
Sistema JSFC GDR	70,843	489
		4,356
South Africa (5.2%)
Food & Staples Retailing
Pick n Pay Stores Ltd. (c)	226,875	1,061

Health Care Providers & Services
Life Healthcare Group Holdings Ltd.	237,700	939

Media
Naspers Ltd., Class N	32,887	3,629

Paper & Forest Products
Mondi PLC	132,101	2,169

Wireless Telecommunication Services
MTN Group Ltd.	150,470	3,178
Vodacom Group Ltd. (c)	172,867	1,992
		5,170
		12,968
Switzerland (1.4%)
Beverages
Coca-Cola HBC AG (b)	94,805	2,049

Textiles, Apparel & Luxury Goods
Swatch Group AG (The)	3,019	1,436
		3,485
Taiwan (7.9%)
Commercial Services & Supplies
Cleanaway Co., Ltd.	58,000	291

Diversified Financial Services
Chailease Holding Co., Ltd.	681,835	1,656
Fubon Financial Holding Co., Ltd.	911,000	1,399
		3,055
Electronic Equipment, Instruments & Components
Delta Electronics, Inc.	178,000	1,124
Hon Hai Precision Industry Co., Ltd.	200,000	631
Largan Precision Co., Ltd.	17,000	1,218
		2,973
Food Products
Uni-President Enterprises Corp.	644,991	1,120

Health Care Equipment & Supplies
Ginko International Co., Ltd.	35,000	472

Insurance
Cathay Financial Holding Co., Ltd.	356,000	580

Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	726,000	845
Epistar Corp.	119,000	223
Hermes Microvision, Inc.	21,441	895
MediaTek, Inc.	182,000	2,695
Taiwan Semiconductor Manufacturing Co., Ltd.	1,437,455	5,670
		10,328
Textiles, Apparel & Luxury Goods
Eclat Textile Co., Ltd.	98,404	894

Wireless Telecommunication Services
Taiwan Mobile Co., Ltd.	22,000	67
		19,780
Thailand (5.0%)
Banks
Bangkok Bank PCL NVDR	314,500	1,978
Kasikornbank PCL NVDR	178,100	1,291
		3,269
Chemicals
Indorama Ventures PCL (Foreign)	1,192,300	938
Indorama Ventures PCL NVDR	147,500	116
		1,054
Hotels, Restaurants & Leisure
Minor International PCL (Foreign)	699,200	798

Multi-line Retail
Robinson Department Store PCL (Foreign)	339,500	552

Oil, Gas & Consumable Fuels
PTT PCL (Foreign)	128,900	1,431

Professional Services
DKSH Holding AG	16,267	1,214

Real Estate Management & Development
Land and Houses PCL (Foreign)	3,842,200	1,232
Land and Houses PCL NVDR	288,020	93
		1,325
Wireless Telecommunication Services
Advanced Info Service PCL (Foreign)	265,600	1,843
Total Access Communication PCL (Foreign)	227,600	737
Total Access Communication PCL NVDR	66,400	215
		2,795
		12,438

United States (0.8%)
Hotels, Restaurants & Leisure
Yum! Brands, Inc.	27,544	1,983
Total Common Stocks (Cost $215,383)		243,729

Investment Company (0.5%)
Thailand (0.5%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (d) (Cost—$1,434)	3,850,700	1,170

Short-Term Investments (5.9%)
Securities held as Collateral on Loaned Securities (3.8%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	7,717,005	7,717

	Face Amount (000)
Repurchase Agreement (0.7%)
Merrill Lynch & Co., Inc., (Zero Coupon, dated 9/30/14, due 10/1/14; proceeds $1,830; fully collateralized by various U.S. Government agency securities; 3.00% - 7.00% due 9/15/31 - 9/15/44; valued at $1,866)	$1,830	1,830
Total Securities held as Collateral on Loaned Securities (Cost $9,547)		9,547

	Shares
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $5,334)	5,334,141	5,334
Total Short-Term Investments (Cost $14,881)		14,881
Total Investments (103.9%) (Cost $231,698) Including $10,061 of Securities Loaned (f)+		259,780
Liabilities in Excess of Other Assets (-3.9%)		(9,758)
Net Assets (100.0%)		$250,022

(a)                                 Security trades on the Hong Kong exchange.

(b)                                 Non-income producing security.

(c)                                  All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were approximately $10,061,000 and $10,558,000, respectively. The Fund received cash collateral of approximately $9,940,000 of which $9,547,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments.  At September 30, 2014, there was uninvested cash collateral of approximately $393,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $618,000 was received in the form of U.S. Government Obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d)                                 Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(e)                                  The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(f)                                   Securities are available for collateral in connection with an open foreign currency forward exchange contract.

+                                         At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $231,698,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $28,082,000 of which approximately $44,137,000 related to appreciated securities and approximately $16,055,000 related to depreciated securities.

ADR                     American Depositary Receipt.

GDR                     Global Depositary Receipt.

NVDR            Non-Voting Depositary Receipt.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (000)
State Street Bank and Trust Co.	JPY	61,673	$563	10/16/14	USD	577	$577	$14
UBS AG	EUR	5,973	7,545	10/16/14	USD	7,735	7,735	190
UBS AG	USD	377	377	10/16/14	EUR	300	378	1
			$8,485				$8,690	$205

EUR	—	Euro
JPY	—	Japanese Yen
USD	—	United States Dollar

Morgan Stanley Emerging Markets Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2014 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”) determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$1,517	$—	$—	$1,517
Airlines	1,371	—	—	1,371
Automobiles	4,677	—	—	4,677
Banks	54,467	4,279	—	58,746
Beverages	6,408	—	—	6,408
Chemicals	116	938	—	1,054
Commercial Services & Supplies	291	—	—	291
Construction & Engineering	1,695	—	—	1,695
Construction Materials	7,581	—	—	7,581
Consumer Finance	800	—	—	800
Diversified Consumer Services	846	—	—	846
Diversified Financial Services	6,603	—	—	6,603
Diversified Telecommunication Services	3,151	—	—	3,151
Electronic Equipment, Instruments & Components	2,973	—	—	2,973
Energy Equipment & Services	4,261	—	—	4,261
Food & Staples Retailing	4,104	—	—	4,104
Food Products	10,023	—	—	10,023
Health Care Equipment & Supplies	472	—	—	472
Health Care Providers & Services	2,155	—	—	2,155
Hotels, Restaurants & Leisure	4,687	798	—	5,485
Household Durables	2,015	—	—	2,015
Independent Power Producers & Energy Traders	607	—	—	607
Industrial Conglomerates	7,678	—	—	7,678
Information Technology Services	2,245	—	—	2,245
Insurance	6,465	—	—	6,465
Internet & Catalog Retail	733	—	—	733
Internet Software & Services	11,029	—	—	11,029
Machinery	2,283	—	—	2,283
Media	4,937	—	—	4,937
Multi-line Retail	3,610	552	—	4,162
Oil, Gas & Consumable Fuels	13,584	1,431	—	15,015
Paper & Forest Products	2,169	—	—	2,169
Personal Products	1,046	—	—	1,046
Pharmaceuticals	4,460	—	—	4,460
Professional Services	1,214	—	—	1,214
Real Estate Management & Development	1,112	1,232	—	2,344
Road & Rail	1,239	—	—	1,239
Semiconductors & Semiconductor Equipment	19,635	—	—	19,635
Software	1,536	—	—	1,536
Specialty Retail	519	—	—	519
Textiles, Apparel & Luxury Goods	5,305	—	—	5,305
Tobacco	1,906	—	—	1,906
Transportation Infrastructure	2,428	—	—	2,428
Wireless Telecommunication Services	15,966	2,580	—	18,546
Total Common Stocks	231,919	11,810	—	243,729
Investment Company	—	1,170	—	1,170
Short-Term Investments
Investment Company	13,051	—	—	13,051
Repurchase Agreements	—	1,830	—	1,830
Total Short-Term Investments	13,051	1,830	—	14,881
Foreign Currency Forward Exchange Contracts	—	205	—	205
Total Assets	$244,970	$15,015	$—	$259,985

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2014, securities with a total value of approximately $3,084,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 30, 2013 were valued using other significant observable inputs at September 30, 2014.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2014